Leases Finance Lease Obligation (Details) $ in Thousands	1 Months Ended				9 Months Ended		12 Months Ended
	May 31, 2019 USD ($) vessel	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jul. 31, 2017 USD ($) vessel	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $					$ 63,720	$ 156,644
Number Of Vessels					3		8
Finance Lease, Weighted Average Discount Rate, Percent					7.70%		7.50%
Total obligations related to finance leases | $					$ 420,934		$ 375,289
Current obligations related to finance leases (note 8) | $					24,875		20,896
Finance Lease, Liability, Noncurrent | $					$ 396,059		$ 354,393
May 2019 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter					90.00%
Actual Hull Coverage Ratio					108.00%		0.00%
Debt Covenant Minimum Hull Coverage Ratio					75.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2					78.00%
Maintain 80% Hull Coverage Ratio for the Third & Fourth Year					80.00%
November 2018 Sale leaseback Transaction [Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Maintain 100% Hull Overage Ratio					100.00%
November 2018 Sale leaseback Transaction [Member] | Suezmax, Aframax and LR2 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio					153.00%		122.00%
July 2017 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter					100.00%
Actual Hull Coverage Ratio					121.00%		101.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3					90.00%
September 2018 Sale Leaseback [Member] | Aframax Tanker
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter					90.00%
Actual Hull Coverage Ratio					113.00%		91.00%
Debt Covenant Minimum Hull Coverage Ratio					75.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2					78.00%
Maintain 80% Hull Coverage Ratio for the Third & Fourth Year					80.00%
Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Number of Lessors					16
Finance Lease Obligations [Member] | May 2019 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Number Of Vessels	2
Finance Lease Obligations [Member] | May 2019 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $	$ 63,700
Number Of Vessels	2				2
Finance Lease Obligations [Member] | November 2018 Sale leaseback Transaction [Member]
Finance Leased Assets [Line Items]
Number Of Vessels		4
Finance Lease Obligations [Member] | November 2018 Sale leaseback Transaction [Member] | Aframax Tanker
Finance Leased Assets [Line Items]
Number Of Vessels		2
Finance Lease Obligations [Member] | November 2018 Sale leaseback Transaction [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels		1
Finance Lease Obligations [Member] | November 2018 Sale leaseback Transaction [Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $		$ 84,700
Number Of Vessels		4			4
Finance Lease Obligations [Member] | July 2017 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $				$ 153,000
Number Of Vessels				4	4
Finance Lease Obligations [Member] | September 2018 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Number Of Vessels			6
Finance Lease Obligations [Member] | September 2018 Sale Leaseback [Member] | Aframax Tanker
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $			$ 156,600
Number Of Vessels			6		6
Option to Purchase July 2020- Nov 2021[Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Number Of Vessels					16
Variable Interest Entity, Primary Beneficiary [Member]
Finance Leased Assets [Line Items]
Number of Lessors					14